                                 Filed with the Securities and Exchange Commission on April 20, 2004

Registration No.  33-47976                                             Investment Company Act No. 811-7260
====================================================================================================================================

                                                 SECURITIES AND EXCHANGE COMMISSION
                                                       WASHINGTON, D.C. 20549

                                                              FORM N-4

                                      Registration Statement under The Securities Act of 1933
                                                  Post-effective Amendment No. 18
                                                                and
                                  Registration Statement under The Investment Company Act of 1940
                                                          Amendment No. 18

                                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT E
                                   --------------------------------------------------------------
                                                     (Exact Name of Registrant)

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                            -------------------------------------------
                                                        (Name of Depositor)

                                          ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
                                          -----------------------------------------------
                                             (Address of Depositor's Principal Offices)

                                                           (203) 926-1888
                                                           --------------
                                                   (Depositor's Telephone Number)

                                               TIMOTHY P. HARIS, CHIEF LEGAL OFFICER
                                          One Corporate Drive, Shelton, Connecticut 06484
                                          -----------------------------------------------
                                         (Name and Address of Agent for Service of Process)

                                                              Copy To:
                                                         ROBIN WAGNER, ESQ.
                                                VICE PRESIDENT AND CORPORATE COUNSEL
                                   One Corporate Drive, Shelton, Connecticut 06484 (203) 925-7176
                                   --------------------------------------------------------------

                                          Approximate Date of Proposed Sale to the Public:

                   MAY 1, 2004 or as soon as practicable after the effective date of this Registration Statement.
                   ----------------------------------------------------------------------------------------------

                            It is proposed that this filing become effective: (check appropriate space)

                                    __  immediately upon filing pursuant to paragraph (b) of Rule 485
                                    X   on May 1, 2004 pursuant to paragraph (b) of rule 485
                                           -----------
                                    __  60 days after filing pursuant to paragraph (a) (i) of Rule 485
                                    __  on __________ pursuant to paragraph (a) (i) of Rule 485
                                    __  75 days after filing pursuant to paragraph (a) (ii) of Rule 485
                                    __  on __________ pursuant to paragraph (a) (ii) of Rule 485
                           If appropriate, check the following box:
                                    __  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

====================================================================================================================================
                                  CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                          Proposed               Proposed
                                                          Maximum                 Maximum
                                    Amount                Offering              Aggregate               Amount of
        Title of Securities          to be                 Price                 Offering             Registration
          to be Registered        Registered              Per Unit                 Price                   Fee
------------------------------------------------------------------------------------------------------------------------------------

   American Skandia Life Assurance
    Corporation Annuity Contracts Indefinite*            Indefinite*                                       $0
====================================================================================================================================
                                       *Pursuant to Rule 24f-2 of the Investment Company Act

Registrant  has  registered an indefinite  number or amount of securities  under the  Securities  Act of 1933 pursuant to Investment
Company  Act Rule  24f-2.  The Rule 24f-2  Notice for  Registrant's  fiscal  year 2003 was filed  within 90 days of the close of the fiscal year.
------------------------------------------------------------------------------------------------------------------------------------
Gal2

This  post-effective  amendment is being filed solely for the purpose of providing  annual updates and/or  supplements to the documents that are included in the post-effective  amendment and does not otherwise eliminate or replace any other documents  previously filed in the Registration Statement.

                                           Supplement to Prospectus Dated May 1, 2003
                                                  Supplement dated May 1, 2004

     This  Supplement  should be retained  with the May 1, 2003  Prospectus  for your  annuity  contract  issued by American
     Skandia Life Assurance Corporation  ("American Skandia").  If you do not have a May 1, 2003 Prospectus,  please contact
     American Skandia at  1-800-766-4530.  Please be advised that as of May 1, 2004, we are no longer selling any additional contracts  that are  described  in this  prospectus.  Therefore,  please  retain  your May 1, 2003  prospectus  and any supplements  thereto for future  reference as these  documents  will continue to constitute the prospectus to which you can refer.

1.       Appendix A Financial Information about American Skandia is deleted in its entirety.
2.       The "Incorporation of Certain Documents by Reference" section is deleted in its entirety and replaced with the following:
     "American  Skandia  publishes annual and quarterly reports that are filed with the SEC. These reports contain financial information  about American  Skandia that is annually  audited by independent  accountants.  American  Skandia's annual report for the year ended December 31, 2003,  together with  subsequent  periodic  reports that American  Skandia files with the SEC, are  incorporated by reference into this  prospectus.  You can obtain copies,  at no cost, of any and all of this  information,  including the American  Skandia annual report that is not ordinarily  mailed to contract owners, the more current  reports and any  subsequently  filed  documents  at no cost by  contacting  us at American  Skandia -
     Variable  Annuities;  P.O. Box 7040;  Bridgeport,  CT 06601-7040  (Telephone :  203-926-1888).  The SEC file number for
     American  Skandia is  33-44202.  You may read and copy any filings  made by American  Skandia with the SEC at the SEC's
     Public Reference Room at 450 Fifth Street,  Washington,  D.C.  20549-0102.  You can obtain information on the operation of the Public  Reference  Room by calling (202)  942-8090.  The SEC  maintains an Internet site that contains  reports, proxy and information  statements,  and other information  regarding issuers that file  electronically  with the SEC at
     http://www.sec.gov.

GALAXY 2

                                                               PART C

                                                         OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

(a)      All financial statements are included in Part B of the Registration Statement.

(b)      Exhibits are attached as indicated.

(1)      Copy of the  resolution  of the board of  directors  of Depositor  authorizing  the  establishment  of the  Registrant  for
                  Separate  Account E (previously  filed in  Pre-Effective  Amendment No. 1 to this  Registration  Statement,  filed
                  August 19, 1992).
                  FILED VIA EDGAR with Post-Effective Amendment No. 12 to Registration Statement
                  No. 33-47976, filed April 27, 1998.

         (2)      Not applicable.  American Skandia Life Assurance Corporation maintains custody of all assets.

         (3)      (a)      Form of Revised Principal  Underwriting Agreement between American Skandia Life Assurance Corporation and
                           American Skandia  Marketing,  Incorporated,  formerly Skandia Life Equity Sales  Corporation  (previously filed in Pre-Effective Amendment No. 1 to this Registration Statement, filed August 19, 1992).
                           FILED VIA EDGAR with Post-Effective  Amendment No. 12 to Registration Statement No. 33-47976, filed April
                           27, 1998.

(b)      Form of Revised  Dealer  Agreement  filed via EDGAR with  Post-Effective  Amendment  No. 7 to  Registration  Statement  No.
                           33-87010, filed April 24, 1998.

(4)
(a)      Copy of the form of the Annuity (previously filed in Post-Effective  Amendment No. 7 to this Registration Statement,  filed
                        March 10,  1994).  FILED VIA EDGAR  with  Post-Effective  Amendment  No. 12 to  Registration  Statement  No.
                        33-47976, filed April 27, 1998.

                  (b)   Copy  of  percent  Death  Benefit  Endorsement  filed  via  EDGAR  with  Pre-Effective  Amendment  No.  1 to
                        Registration Statement No. 333-49478, filed March 14, 2001.

         (5)      A copy of the  application  form  used  with  the  annuity  (previously  filed  in  Post-Effective  No.  8 to this
                  Registration Statement, filed February 22, 1995).
                  FILED VIA EDGAR with Post-Effective Amendment No. 12 to Registration Statement
                  No. 33-47976, filed April 27, 1998.

         (6)      (a)      Copy of the certificate of incorporation of American Skandia Life Assurance  Corporation  filed via EDGAR with  Registration  Statement No. 33-44203,  CIK No.  0000881453,  Accession No. .  0000881453-04-000025,
                           filed March 24, 2004.

                  (b)      Copy of the By-Laws of American  Skandia Life  Assurance  Corporation  filed via EDGAR with  Registration
                           Statement No. 33-44202, CIK No. 0000881453, Accession No. . 0000881453-04-000025, filed March 24, 2004.

         (7)      Not applicable.

(8)      Agreement between Depositor and Galaxy VIP Fund (previously filed in Post-Effective  No. 7 to this Registration  Statement, filed March 10, 1994)
                  Filed via EDGAR with Post-Effective Amendment No. 3 to Registration Statement No. 33-88362,
                  filed April 27, 1998.

         (9)      Opinion and Consent of Counsel                                                          FILED HEREWITH

         (10)     (a)      Consent of Pricewaterhouse Coopers LLP                                         FILED HEREWITH
                  (b)      Consent of Ernst & Young LLP                                                   FILED HEREWITH
          (11)    Not applicable.

         (12)     Not applicable.

         (13)     Calculation of Performance  Information  for  Advertisement  of  Performance  filed via EDGAR with  Post-Effective
                  Amendment No. 2 to Registration Statement No. 333-96577, filed August 6, 2003.

(14)     Financial Data Schedule

         (99.1)   (a) Powers of Attorney for Zafar Rashid,  Executive  Vice  President and Chief  Financial  Officer filed via EDGAR with Post-Effective Amendment No. 4 to Registration Statement No. 333-96577, filed February 17, 2004.
(b)      Powers of Attorney for James J. Avery, Director,  Vivian L. Banta, Director,  Richard J. Carbone,  Director, Helen M. Galt,
                      Director,  Ronald P.  Joelson,  Director,  Andrew J. Mako,  Director  and David R.  Odenath,  Chief  Executive
                      Officer,  President  and Director  filed with  Post-Effective  Amendment No. 5 to  Registration  Statement No.
                      333-96577.

Item 25.  Directors and Officers of the Depositor:

Effective May 1, 2003 Prudential  Financial,  Inc., a New Jersey corporation,  purchased Skandia U.S. Inc., a Delaware  corporation, and its  subsidiaries,  one of which is American Skandia Life Assurance  Corporation  ("American  Skandia"),  from Skandia Insurance
Company Ltd.  Skandia U.S. Inc. is the sole  shareholder  of ASI, which is the parent  company of American  Skandia.  As of the date this Post-Effective Amendment was filed, the Directors and Officers of the Depositor are:

Name and Principal Business Address                                    Position and Offices with Depositor
-----------------------------------                                    -----------------------------------

Robert Arena                                                           Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

James J. Avery, Jr.                                                    Director
213 Washington Street
Newark, New Jersey  07102-2992

Vivian L. Banta                                                        Director
213 Washington Street
Newark, New Jersey  07102-2992

Michael Bohm                                                           Controller
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Nicholas J. Campanella                                                 Senior Vice President
213 Washington Street
Newark, New Jersey  07102-2992

Richard J. Carbone                                                     Director
213 Washington Street
Newark, New Jersey  07102-2992

Susan G. Carosi                                                        Vice President
2101 Welsh Road
Dresher, Pennsylvania 19025-5001

C. Edward Chaplin                                                      Treasurer
213 Washington Street
Newark, New Jersey  07102-2992

Timothy S. Cronin                                                      Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

John Doscher                                                           Vice President, Chief Compliance Officer
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Anne Fifick                                                            Vice President, Asset Liability & Risk
2 Gateway Center                                                       Management
Newark, New Jersey, 07102-5005

Kevin Frawley                                                          Vice President, Regulation 60 Officer
213 Washington Street
Newark, New Jersey  07102-2992

Helen M. Galt                                                          Director
213 Washington Street
Newark, New Jersey  07102-2992

Craig Gardner                                                          Vice President, Senior Investment Risk
2 Gateway Center                                                       Officer
Newark, New Jersey, 07102-5005

Helene Gurian                                                          Vice President
751 Broad Street
Newark; New Jersey 07102-3714

Timothy Harris                                                         Senior Vice President, Chief Legal Officer
213 Washington Street                                                  and Secretary
Newark, New Jersey  07102-2992

Joanne Heintz                                                          Senior Vice President, Chief Investment
2 Gateway Center                                                       Officer
Newark, New Jersey, 07102-5005

Jacob Herschler                                                        Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Ronald P. Joelson                                                      Director and Senior Vice President, Asset
213 Washington Street                                                  Liability & Risk Management
Newark, New Jersey  07102-2992

Daniel O. Kane                                                         Senior Vice President, Chief Actuary
213 Washington Street
Newark, New Jersey  07102-2992

Marc S. Levine                                                         Senior Vice President
213 Washington Street
Newark, New Jersey  07102-2992

Andrew J. Mako                                                         Director
213 Washington Street
Newark, New Jersey  07102-2992

Lesley B. Mann                                                         Senior Vice President
213 Washington Street
Newark, New Jersey  07102-2992

William J. Marsh                                                       Executive Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

David R. Odenath, Jr.                                                  Chief Executive Officer, President and Director
213 Washington Street
Newark, New Jersey  07102-2992

Robert O'Donnell                                                       Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484

Philip A. Pescatore                                                    Vice President
3 Gateway Center
Newark; NJ; 07102-4061

Zafar Rashid                                                           Executive Vice President & Chief Financial
One Corporate Drive, P.O. Box 883                                      Officer
Shelton, Connecticut  06484-0883

Yvonne Rocco                                                           Senior Vice President
213 Washington Street
Newark, New Jersey  07102-2992

Hayward L. Sawyer                                                      Executive Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut 06484-0883

Shirley Shao                                                           Senior Vice President
213 Washington Street
Newark, New Jersey  07102-2992

Item 26.  Persons  Controlled  by or Under Common  Control with the  Depositor or  Registrant:  The  Depositor  does not directly or indirectly control any person.  The following persons are under common control with the Depositor by American Skandia, Inc.:

(1)      American Skandia Life Assurance Corporation Variable Account B ("Variable Account B"):  Variable Account B was
         -------------------------------------------------------------------------------------
                  established under the laws of the State of Connecticut and is registered with the U.S. Securities and Exchange
                  Commission under the Investment Company Act of 1940 as a unit investment trust, which is a type of investment company.  Assets in Variable Account B may support obligations created in relation to the annuity contracts described in the Prospectus of this Registration Statement or other annuity contracts we offer.

(2)      American Skandia Life Assurance Corporation ("ASLAC"):  The organization is a stock life insurance company domiciled in
         -----------------------------------------------------
                  Connecticut with licenses in all 50 states and the District of Columbia.  ASLAC is a wholly-owned subsidiary of
                  American Skandia, Inc.

(3)      American Skandia Information Services and Technology Corporation ("ASIST"):  The organization is a general business
         --------------------------------------------------------------------------
                  corporation organized in the State of Delaware and is an affiliate of ASLAC.  Its primary purpose is to provide various types of business services to American Skandia, Inc. and all of its subsidiaries including computer systems acquisition, development and maintenance, human resources acquisition, development and management, accounting and financial reporting services and general office services.

(4)      American Skandia Marketing, Incorporated ("ASM"):  The organization is a general business corporation organized in the
         ------------------------------------------------
                  State of Delaware and is an affiliate of ASLAC.  It was formed primarily for the purpose of acting as a broker-dealer in securities.  It acts as the principal "underwriter" of annuity contracts deemed to be securities, as required by the Securities and Exchange Commission, which annuity contracts are to be issued by
                  American Skandia Life Assurance Corporation.  It provides securities law supervisory services in relation to the marketing of those products of American Skandia Life Assurance Corporation registered as securities.  It also may provide such services in relation to marketing of certain retail mutual funds.  It also has the power to carry on a general financial, securities, distribution, advisory, or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation.

(5)      American Skandia Investment Services, Incorporated ("ASISI"):  The organization is a general business corporation
         ------------------------------------------------------------
                  organized in the State of Connecticut and is an affiliate of ASLAC.  The organization is authorized to provide investment service and investment management advice in connection with the purchasing, selling, holding or exchanging of securities or other assets to insurance companies, insurance-related companies, mutual funds or business trusts.  Its primary role is expected to be as investment manager for certain mutual funds to be made available primarily through the variable insurance products of American Skandia Life Assurance Corporation, as well as a family of retail mutual funds, American Skandia Advisor Funds, Inc.

(6)      American Skandia Advisory Services, Incorporated ("ASASI"):  The organization is a general business corporation organized
         ----------------------------------------------------------
                  in the State of Delaware and is an affiliate of ASLAC.  ASASI's principal business is designing Asset Allocation
                  Program products, engaging strategists to develop Asset Allocation Models and selecting American Skandia Advisor
                  Funds, Inc. portfolios or other mutual funds unaffiliated with American Skandia Life Assurance Corporation to be recommended to investors through financial professionals.  ASASI may provide services to affiliates, including, but not limited to, designing asset allocation models.

(7)      American Skandia Fund Services, Incorporated ("ASFSI"):  The organization is a general business corporation organized in
         ------------------------------------------------------
                  the State of Delaware.  The organization is a registered transfer agent for American Skandia Advisor Funds, Inc.
                  ("ASAF") and it provides transfer agent services to ASAF.

Effective May 1, 2003,  Skandia U.S.  Inc., the sole  shareholder of ASI, which is the parent of ASLAC,  was purchased by Prudential
Financial,  Inc.  Prudential  Financial is a New Jersey insurance  holding company whose  subsidiary  companies serve individual and institutional  customers  worldwide  and include The  Prudential  Insurance  Company of America,  one of the largest life  insurance companies in the U.S.

In addition to the affiliates and/or  subsidiaries  shown above,  ASLAC holds all of the voting securities of American Skandia Trust
("AST"), a managed,  open-end  investment  company organized as a Massachusetts  business trust, other than those securities held in separate  accounts of Kemper Investors Life Insurance  Company  ("Kemper") in support of variable life insurance  policies issued by
Kemper.  The shares of this  investment  company are voted in accordance with the  instructions  of persons having  interests in the unit  investment  trust,  and ASLAC and Kemper vote the shares they hold  directly in the same manner that they vote the shares that they hold in their separate accounts.

The  subsidiaries  of  Prudential  Financial,  Inc.  are listed  under Item 26 of  Post-Effective  Amendment  No. 13 to the Form N-4
Registration Statement for Pruco Life Flexible Premium Variable Annuity Account,  Registration No. 333-37728,  filed April 15, 2004, the text of which is hereby incorporated.

Item 27.  Number of Contract Owners:  As of December 31, 2003, there were 595 owners of contracts.

Item 28.  Indemnification:  Under Section 33-320a of the Connecticut  General  Statutes,  the Depositor must indemnify a director or officer against judgments,  fines,  penalties,  amounts paid in settlement and reasonable  expenses  including  attorneys' fees, for actions  brought or  threatened  to be brought  against  him in his  capacity as a director or officer  when  certain  disinterested parties  determine  that he  acted  in good  faith  and in a manner  he  reasonably  believed  to be in the  best  interests  of the
Depositor.  In any criminal  action or proceeding,  it also must be determined that the director or officer had no reason to believe his conduct was  unlawful.  The director or officer must also be  indemnified  when he is successful on the merits in the defense of a proceeding or in  circumstances  where a court  determines that he is fairly and reasonable  entitled to be  indemnified,  and the court approves the amount.  In shareholder  derivative  suits, the director or officer must be finally adjudged not to have breached this duty to the Depositor or a court must determine that he is fairly and  reasonably  entitled to be indemnified  and must approve the amount.  In a claim based upon the  director's or officer's  purchase or sale of the  Registrants'  securities,  the director or officer may obtain  indemnification  only if a court determines that, in view of all the circumstances,  he is fairly and reasonably entitled to be indemnified  and then for such amount as the court shall  determine.  The By-Laws of American  Skandia Life Assurance
Corporation ("ASLAC") also provide directors and officers with rights of indemnification, consistent with Connecticut Law.

The foregoing statements are subject to the provisions of Section 33-320a.

Directors and officers of ASLAC and ASM can also be indemnified  pursuant to indemnity  agreements between each director and officer and American  Skandia,  Inc., a  corporation  organized  under the laws of the state of Delaware.  The  provisions  of the indemnity agreement are governed by Section 45 of the General Corporation Law of the State of Delaware.

The  directors  and officers of ASLAC and ASM are covered under a directors and officers  liability  insurance  policy.  Such policy will  reimburse  ASLAC or ASM, as  applicable,  for any payments that it shall make to directors  and officers  pursuant to law and, subject to certain exclusions  contained in the policy,  will pay any other costs,  charges and expenses,  settlements and judgments arising  from any  proceeding  involving  any  director  or officer of ASLAC or ASM,  as  applicable,  in his or her past or present capacity as such.

Registrant hereby undertakes as follows:  Insofar as indemnification  for liabilities  arising under the Securities Act of 1933 (the
"Act") may be permitted to directors,  officers and  controlling  persons of Registrant  pursuant to the  foregoing  provisions,  or otherwise,  Registrant  has been advised that in the opinion of the  Securities  and Exchange  Commission  such  indemnification  is against  public  policy as expressed in the Act and,  therefore,  is  unenforceable.  In the event that a claim for  indemnification against such liabilities  (other than the payment by Registrant of expenses  incurred or paid by a director,  officer or controlling person of  Registrant  in the  successful  defense of any action,  suit or  proceeding)  is asserted  by such  director,  officer or controlling  person in connection with the securities  being  registered,  unless in the opinion of Registrant's  counsel the matter has been settled by controlling precedent,  Registrant will submit to a court of appropriate  jurisdiction the question whether such indemnification  by it is against  public  policy as  expressed  in the Act and will be governed by the final  adjudication  of such issue.

Item 29.  Principal Underwriters:

(a)      American Skandia  Marketing,  Inc.  ("ASM"),  a subsidiary of American  Skandia,  Inc., serves as distributor and principal underwriter for flexible premium deferred annuities,  single premium deferred  annuities,  modified single premium variable life insurance  policies and flexible  premium  variable life insurance  policies issued by American Skandia Life Assurance
         Corporation.  ASM also serves as distributor  and principal  underwriter  for American  Skandia Trust and American  Skandia
         Advisor Funds, Inc.

(b)      Directors and officers of ASM

Effective May 1, 2003 Prudential  Financial,  Inc., a New Jersey corporation,  purchased Skandia U.S. Inc., a Delaware  corporation, and its  subsidiaries,  one of which is American  Skandia  Marketing,  Incorporated  ("ASM"),  from Skandia  Insurance  Company Ltd.
Skandia U.S. Inc. is the sole shareholder of ASI, which is the parent company of ASM.

As of the date this Post-Effective Amendment was filed, the Directors and Officers of ASM are:

Name and Principal Business Address                                   Position and Offices with Underwriter
-----------------------------------                                   -------------------------------------

Christopher Allegro                                                    Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert M. Arena                                                        Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Michael Bohm                                                           Controller
One Corporate Drive
Shelton, Connecticut  06484-0883

Shaun Byrnes                                                           Senior Vice President
3 Gateway Center
Newark; New Jersey  07102-4061

Nicholas Campanella                                                    Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Susan Carosi                                                           Chief Anti-Money Laundering Officer
2101 Welsh Road
Dresher; Pennsylvania  19025-5001

C. Edward Chaplin                                                      Treasurer
213 Washington Street
Newark, New Jersey  07102-2992

Timothy S. Cronin                                                      Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Paul DeSimone                                                          Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

John Doscher                                                           Senior Vice President and Chief Compliance Officer
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert F. Gunia                                                        Senior Vice President
3 Gateway Center
Newark; New Jersey 07102-4061

Timothy Harris                                                         Senior Vice President, Chief Legal Officer
751 Broad Street                                                       and Corporate Secretary
Newark; New Jersey  07102-3714

Jacob Herschler                                                        Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Stephanie Holman                                                       Vice President
3 Gateway Center
Newark; New Jersey 07102-4061

Marc Levine                                                            Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Steve Long                                                             Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lesley Mann                                                            Chief Operations Officer and Director
213 Washington Street
Newark, New Jersey  07102-2992

William Marsh                                                          Executive Vice President and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert Mowbray                                                         Vice President
751 Broad Street
Newark; New Jersey  07102-3714

Robert O'Donnell                                                       Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

David R. Odenath, Jr.                                                  President, Chief Executive Officer and Director
213 Washington Street
Newark, New Jersey  07102-2992

Philip A. Pescatore                                                    Vice President
3 Gateway Center
Newark; New Jersey  07102-4061

Polly Rae                                                              Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Judy A. Rice                                                           Senior Vice President
3 Gateway Center
Newark; New Jersey  07102-4061

Hayward L. Sawyer                                                      Executive Vice President and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Matthew Schiffman                                                      Executive Vice President and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Richard Singmaster                                                     Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut 06484-0883

Eugene Stark                                                           Chief Financial Officer
213 Washington Street
Newark, New Jersey  07102-2992

Karen Stockla                                                          Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Item 30.  Location of Accounts  and  Records:  Accounts  and records are  maintained  by ASLAC at its  principal  office in Shelton,
Connecticut.

Item 31.  Management Services:  None

Item 32.  Undertakings:

(a)      Registrant  hereby  undertakes  to file a  post-effective  amendment to this  Registration  Statement as  frequently  as is necessary to ensure that the audited  financial  statements in the registration  statement are never more than 16 months old so long as payments under the annuity contracts may be accepted and allocated to the Sub-accounts of Separate Account E.

(b)      Registrant  hereby  undertakes to include either (1) as part of any  enrollment  form or application to purchase a contract offered by the  prospectus,  a space that an applicant or enrollee can check to request a Statement of  Additional  Information,  or
(2) a post card or similar  written  communication  affixed to or included in the  prospectus  that the applicant can remove to send for a Statement of Additional Information.

(c)      Registrant hereby undertakes to deliver any Statement of Additional  Information and any financial  statements  required to be made available under this form promptly upon written or oral request.

(d)      American Skandia Life Assurance  Corporation  ("Depositor")  hereby represents that the fees and charges deducted under the contracts  described in this  Registration  Statement are in the  aggregate  reasonable  in relation to the services  rendered,  the expenses  incurred  and the  risks  assumed  by  American  Skandia  Life  Assurance  Corporation  under  the  respective  facts  and circumstances,  including  such  relevant  factors  as: the nature and extent of such  services,  expenses  and risks,  the need for
American Skandia Life Assurance  Corporation to earn a profit, the degree to which the contract includes  innovative  features,  and regulatory  standards  for the grant of  exemptive  relief  under the  Investment  Company  Act of 1940 used prior to October  1996, including  the range of  industry  practice.  This  representation  applies to all  contracts  sold  pursuant  to this  Registration
Statement,  including  those sold on the terms  specifically  described in the  prospectuses  contained  herein,  or any  variations therein, based on supplements, endorsements, data pages, or riders to any contract or prospectus or otherwise."

(e)      With respect to the  restrictions  on withdrawals for Texas Optional  Retirement  Programs and Section 403(b) plans, we are relying  upon:  1) a no-action  letter dated  November 28, 1988 from the staff of the  Securities  and  Exchange  Commission  to the
American  Council of Life Insurance with respect to annuities  issued under Section  403(b) of the code, the  requirements  of which have been  complied  with by us; and 2) Rule 6c-7 under the 1940 Act with  respect to  annuities  made  available  through the Texas
Optional Retirement Program, the requirements of which have been complied with by us.

                                                              EXHIBITS

         As noted in Item 24 (b), various exhibits are incorporated by reference or are not applicable.  The exhibits included are as follows:

         No.  9            Opinion and Consent of Counsel                       FILED HEREWITH

         No. 10(a)         Consent of PricewaterhouseCoopers LLP                FILED HEREWITH

         No. 10(b)         Consent of Ernst & Young LLP                         FILED HEREWITH

                                                            SIGNATURES

         As required by the Securities Act of 1933 and the Investment  Company Act of 1940, the Registrant  certifies that it meets the requirements  of Securities  Act Rule 485(b) for  effectiveness  of the  Registration  Statement and has duly caused this  Registration
Statement to be signed on its behalf, in the Town of Shelton and State of Connecticut, on this 20th day of April, 2004.

                                    AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT E

                                            By: American Skandia Life Assurance Corporation
                                            -----------------------------------------------

By:  /s/ Robin Wagner                                                   Attest:  /s/ Kathleen A. Chapman
        Robin Wagner, Vice President, Corporate Counsel                                Kathleen A. Chapman

                                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                               Depositor

By:  /s/ Robin Wagner                                                   Attest:  /s/ Kathleen A. Chapman
        Robin Wagner, Vice President, Corporate Counsel                                Kathleen A. Chapman

As required by the  Securities  Act of 1933,  this  Registration  Statement has been signed by the following  persons in the capacities and on the date indicated.

              Signature                            Title                                       Date
              ---------                            -----                                       ----
                                                     (Principal Executive Officer)

         David R. Odenath**        Chief Executive Officer and President                  April 20, 2004
         ------------------
          David R. Odenath

                                     (Principal Financial Officer and Principal Accounting Officer)

            Zafar Rashid*              Executive Vice President and                       April 20, 2004
            -------------
            Zafar Rashid                  Chief Financial Officer

                                                          (Board of Directors)

      James Avery**                           Vivian Banta**                             Richard Carbone**
      ------------                            ------------                               -----------------
      James Avery                              Vivian Banta                              Richard Carbone

      Helen Galt**                            Ronald Joelson**                          David R. Odenath**
      -------------                          ------------------                          ------------------
      Helen Galt                              Ronald Joelson                            David R. Odenath

                                                           Andrew J. Mako**
                                                           ----------------
                                                            Andrew J. Mako

                                    *By:  /s/ Robin Wagner
                                               Robin Wagner

          *Pursuant to Powers of Attorney filed with Post-Effective Amendment No. 2 to Registration Statement No. 333-96577.

          **Pursuant to Powers of Attorney filed with Post-Effective Amendment No. 5 to Registration Statement No. 333-96577.